Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accounting Changes And Error Corrections [Abstract]
Recent Accounting Pronouncements
(13)	Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other accounting standards setting bodies, which we may adopt as of the specified date required by each standard. Unless otherwise discussed, we believe the impact of recently issued standards that are not yet effective will not have a material impact on our consolidated financial statements upon adoption. We did not note any amendments to GAAP in the first quarter of 2013, which would have an effect on the Company.

(17) Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other accounting standards setting bodies, which we may adopt as of the specified date required by each standard. Unless otherwise discussed, we believe the impact of recently issued standards that are not yet effective will not have a material impact on our consolidated financial statements upon adoption. The below information is not a comprehensive list of all new pronouncements. We have only included those pronouncements we believe the reader of the financial statements would find meaningful. We have excluded certain pronouncements that we believe do not apply to us or the industry in which we operate.

In July 2012, the FASB issued ASU 2012-02, Intangibles—Goodwill and other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, which allows an entity to first assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. If a qualitative assessment indicates that it is not more likely than not that an asset is impaired, a quantitative impairment test is not required. This pronouncement is effective for fiscal years beginning after September 15, 2012. The Company does not have any indefinite-lived intangible assets. Therefore, this pronouncement will not currently have an impact on us.